Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total	$ 716,942	$ 675,738
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	68,368	69,337
Less deferred financing costs	(865)	(959)
Total	$ 67,503	$ 68,378